BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	May 19, 2023
Property, Plant and Equipment [Line Items]
Cash FDIC amount	$ 250,000		$ 250,000
Allowance for credit loss	77,690		77,690		$ 77,690
Subscription receivable					200,000
Goodwill	6,650,621		6,650,621
Impairment expense	15,669,287		15,669,287
Amortization of loan origination fees			70,997	0
Notes payable outstanding amount	642,654		642,654		93,744
Advertising and marketing costs	12,560	$ 1,209	13,908	$ 1,654
Subscriptions receivable					200,000
Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Cash FDIC amount					250,000
Goodwill								$ 22,319,908
Advertising and marketing costs					11,336	$ 3,394
Allowance for doubtful accounts					77,690
Subscriptions receivable					$ 200,000
Finite intangible assets net					10 years
Amortization expense					$ 6,663
Long term debt					$ 93,745
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage			43.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage			63.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage					63.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage						77.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage	34.00%	53.00%	42.00%	55.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Three Customers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage					76.00%	77.00%
Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Goodwill	$ 22,319,908		$ 22,319,908		$ 0		$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Minimum [Member] | Titan Trucking LLC [Member] | Trailers Tractors Shop Equipment Lease hold Improvements and Container [Member]
Property, Plant and Equipment [Line Items]
Useful life					5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years		25 years
Maximum [Member] | Titan Trucking LLC [Member] | Trailers Tractors Shop Equipment Lease hold Improvements and Container [Member]
Property, Plant and Equipment [Line Items]
Useful life					25 years